Business Description, Basis of Presentation and Liquidity	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Business Description, Basis of Presentation and Liquidity [Text Block]
Note 1	Business Description, Basis of Presentation and Liquidity

Business

The Company is engaged in the development of drug candidates. The Company’s lead compound, ANAVEX 2-73, developed to treat Alzheimer’s disease through disease modification, is in human clinical trials. In pre-clinical studies conducted in France and other EU institutes, ANAVEX 2-73 demonstrated anti-amnesic and neuroprotective properties. Based on these preclinical studies, the Company sponsored a Phase 1 single ascending dose study of ANAVEX 2-73 initiated and completed in 2011. This study was conducted in Germany in collaboration with ABX-CRO Advanced Pharmaceutical Services (ABX-CRO). The study indicated that ANAVEX 2-73 was well tolerated by study subjects in doses up to 55mg. The Company plans to initiate a multiple ascending dose study of ANAVEX 2-73 in the near future, provided sufficient capital is available. Additionally the Company intends to identify and initiate discussions with potential partners in the next 12 months. Further, we may acquire or develop new intellectual property and assign, license, or otherwise transfer our intellectual property to further our goals.

These unaudited interim condensed financial statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for fair presentation of the information contained therein. The interim results are not necessarily indicative of the operating results expected for the fiscal year ending on September 30, 2013. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures herein are adequate to make the information presented not misleading.

Basis of Presentation and Liquidity

These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and the instructions to Form 10-Q.

These unaudited interim condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At June 30, 2013, the Company had an accumulated deficit of $38,216,467 (September 30,2012 - $37,504,926), had a working capital deficit of $3,553,364 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management expects the Company’s cash requirement over the next twelve months to be approximately $5,000,000. In addition to funding its general and corporate expenses and its research and development activities, the Company is obligated to address its current liabilities totaling $3,556,844. While the Company is expending best efforts to achieve the above plans, there is no assurance that any such activity will generate funds for operations. See Note 9 Subsequent Events.

Note 1	Business Description, Basis of Presentation and Liquidity

Business

Anavex Life Sciences is a pharmaceutical company engaged in the development of drug candidates. Our lead compound ANAVEX 2-73, developed to treat Alzheimer’s disease through disease modification, is in human clinical trials.

In pre-clinical studies conducted in France, and in Greece ANAVEX 2-73 demonstrated anti-amnesic and neuroprotective properties.

Based on these preclinical studies, Anavex sponsored a Phase 1 single ascending dose study of ANAVEX 2-73 initiated and completed in 2011. This study was conducted in Germany in collaboration with ABX-CRO Advanced Pharmaceutical Services. The study indicated that ANAVEX 2-73 was well tolerated by study subjects in doses up to 55mg.

Due principally to Anavex’ inability to obtain sufficient funding to support operations and development of our pipeline, it has been unable to attract and retain executive management that is experienced in leading a development stage pharmaceutical company. For this reason, the company is deferring research into drug candidates until expert management evaluates the company’s progress and determines an appropriate course of action, and there is capital to effect management’s plan of action.

In considering several different means of accomplishing Anavex’ goal of commercializing a treatment for Alzheimer’s disease, its officers and directors have determined that pursuing a strategic relationship with a partner, partners, or an acquirer with capable management and sufficient capital to sponsor trials is the company’s best course of action at this time. Further, Anavex may acquire or develop new intellectual property and assign, license, or otherwise transfer its intellectual property to further its plan.

Basis of Presentation and Liquidity

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America and the instructions to Form 10-K.

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its obligations and commitments in the normal course of operations. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At September 30, 2012, the Company had an accumulated deficit of $37,504,926 (2011 - $29,203,221), had a working capital deficit of $2,875,747 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has no formal plan in place to address this but considers obtaining additional funds by equity financing and/or from issuing promissory notes. Management expects the Company’s cash requirement over the next twelve months to be approximately $4,000,000. While the Company is expending best efforts to achieve the above plans, there is no assurance that any such activity will generate funds for operations.